Geographic information	12 Months Ended
Mar. 31, 2026
Operating Segments [Abstract]
Geographic information	Geographic information
The geographic segmentation of the Company’s assets is as follows:

	2026				2025

	Property and equipment	Right-of-use assets	Intangible assets	Goodwill	Property and equipment	Right-of-use assets	Intangible assets	Goodwill
	$	$	$	$	$	$	$	$

Canada	9,183	4,321	46,656	805,051	9,975	5,562	36,557	797,962
United States	218	—	23,075	—	281	—	119,960	—
United Kingdom	838	3,977	—	—	1,179	1,449	—	—
Switzerland	90	143	3,849	—	168	61	3,025	—
Germany	2,027	2,049	—	—	694	74	—	—
Other	4,647	6,229	—	—	4,805	5,568	—	—

Geographic sales based on customer location are detailed as follows:

	2026	2025
	$	$

United States	789,334	693,659
Canada	88,978	90,365
Australia	90,922	80,831
United Kingdom	60,636	59,567
Other	197,176	152,404